Stock Option and Incentive Plan - Summary of Restricted Shares Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Sep. 30, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Restricted Stock, Beginning Balance	1,673
Number of Restricted Stock, Granted	928
Number of Restricted Stock, Vested	(613)
Number of Restricted Stock, Forfeited	(193)
Number of Restricted Stock, Ending Balance	1,795
Restricted stock, Weighted Average Grant Date Fair Value, Beginning Balance	$ 28.36
Restricted stock, Weighted Average Grant Date Fair Value, Granted	$ 34.82
Restricted stock, Weighted Average Grant Date Fair Value, Vested	$ 27.89
Restricted stock, Weighted Average Grant Date Fair Value, Forfeited	$ 30.65
Restricted stock, Weighted Average Grant Date Fair Value, Ending Balance	$ 31.61